Financial instruments (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Disclosure of carrying values and fair values of financial instruments, by class [Table Text Block]
As at March 31, 2022
	At fair value through profit or loss	Financial assets at amortized cost	Financial liabilities at amortized cost	Fair value
Financial assets	$	$	$	$
Cash and cash equivalents	-	7,000,824	-	7,000,824
Restricted cash	-	122,707	-	122,707
Amounts receivable	-	200,342	-	200,342
Loan to Merit Foods	-	3,228,207	-	3,311,207
Total	-	10,552,080	-	10,635,080
Financial liabilities
Accounts payable and accrued liabilities	-	-	906,651	906,651
Deferred revenue	-	-	122,707	122,707
Total	-	-	1,029,358	1,029,358
As at March 31, 2021
	At fair value through profit or loss	Financial assets at amortized cost	Financial liabilities at amortized cost	Fair value
Financial assets	$	$	$	$
Cash and cash equivalents	-	13,972,659	-	13,972,659
Amounts receivable	-	338,715	-	338,715
Loan to Merit Foods	-	2,893,511	-	2,967,704
Total	-	17,204,885	-	17,279,078
Financial liabilities
Accounts payable and accrued liabilities	-	-	1,418,049	1,418,049
Total	-	-	1,418,049	1,418,049

Disclosure of detailed information about currency risk [Table Text Block]
	March 31, 2022	March 31, 2021
U.S. Dollars
Cash and cash equivalents	$69,402	$27,752
Amounts receivable	-	1,851
Accounts payable and accrued liabilities	(5,504)	-
Net exposure	$63,898	$29,603

Canadian dollar equivalent	$79,847	$37,226